Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,228,220.18
Previously Paid Amount	0.00
Total Fee Amount	722.02
Total Offset Amount	0.00
Net Fee	$ 722.02
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A